CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of net carrying amount of convertible notes
	As of December 31,
	2 0 2 4	2 0 2 3
Principal amount	181,495	200,000
Unamortized issuance costs	(931)	(2,322)
Net carrying amount	180,564	197,678